PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of breakdown of and changes to property, plant and equipment

	Switching and transmission equipment	Infrastructure	Lending equipment	Terminal equipment	Land	Other P&E	Assets and facilities under construction	Total
Balance on December 31, 2022	22,314,978	14,282,867	5,149,038	677,218	252,085	632,082	2,589,917	45,898,185
Additions(1)	166,766	4,540,935	102,262	6,406	—	75,836	5,609,550	10,501,755
Write-offs, net(2)	(2,914)	(346,320)	(133)	(81)	(2,549)	(6,214)	(11,694)	(369,905)
Net transfers(3)	4,163,467	278,710	1,993,228	75,793	—	5,530	(6,651,218)	(134,490)
Subletting	—	(36,800)	—	—	—	—	—	(36,800)
Business combination – VSS	—	—	—	—	—	34	—	34
Depreciation (Note 26.)	(3,375,429)	(3,790,213)	(1,842,701)	(337,951)	—	(194,338)	—	(9,540,632)
Balance on December 31, 2023	23,266,868	14,929,179	5,401,694	421,385	249,536	512,930	1,536,555	46,318,147
Additions(1)	162,171	4,707,950	85,285	32	—	117,026	6,002,568	11,075,032
Write-offs, net(2)	(10,653)	(111,421)	(469)	(536)	(10,271)	—	(8,182)	(141,532)
Net transfers(3)	3,266,774	358,091	2,185,708	36,752	—	12,947	(5,895,330)	(35,058)
Subletting	—	(65,290)	—	—	—	—	—	(65,290)
Business combination – IPNET (Note 1.c.2.)	—	533	—	—	—	532	—	1,065
Depreciation (Note 26.)	(3,914,354)	(3,829,001)	(2,162,005)	(245,147)	—	(189,476)	—	(10,339,983)
Balance on December 31, 2024	22,770,806	15,990,041	5,510,213	212,486	239,265	453,959	1,635,611	46,812,381

Balance on December 31, 2023
Cost	88,601,631	42,700,577	29,511,295	6,571,924	249,536	5,836,449	1,536,555	175,007,967
Accumulated depreciation	(65,334,763)	(27,771,398)	(24,109,601)	(6,150,539)	—	(5,323,519)	—	(128,689,820)
Total	23,266,868	14,929,179	5,401,694	421,385	249,536	512,930	1,536,555	46,318,147

Balance on December 31, 2024
Cost	91,758,158	47,318,029	31,701,975	6,582,403	239,265	5,945,185	1,635,611	185,180,626
Accumulated depreciation	(68,987,352)	(31,327,988)	(26,191,762)	(6,369,917)	—	(5,491,226)	—	(138,368,245)
Total	22,770,806	15,990,041	5,510,213	212,486	239,265	453,959	1,635,611	46,812,381

(1)Additions from property and equipment mainly refers to: (i) in 2024: Investments were mainly directed towards accelerating the 5G mobile network, in addition to strengthening the transmission backhaul, backbone and network, and FTTH customers. These were some of the initiatives that drove our commercial growth this year, reinforcing our commitment to the quality of our services and ensuring healthy and consistent growth; (ii) in 2023: investments mainly concentrated in networks, which included 4G and 5G mobile access, transmission backhaul, backbone and network and FTTH customers. The investments helped sustain our commercial and revenue growth, whilst maintaining the quality of services provided and were also designed to prepare us for medium-term growth.
(2)In infrastructure, includes the amounts of R$74,258 and R$335,351 in 2024 and 2023, respectively, referring to the cancellation of lease agreements.
(3)Total balances refer to transfers between classes of fixed and intangible assets (Note 14.c.).

Schedule of annual depreciation rates of property, plant and equipment

Description	12.31.2024			12.31.2023
Switching and transmission equipment and media	2.50%	to	66.67%	2.50%	to	19.67%
Infrastructure	2.50%	to	50.00%	2.50%	to	20.00%
Lending equipment	20.00%	to	50.00%	20.00%	to	50.00%
Terminal equipment	10.00%	to	50.00%	10.00%	to	50.00%
Other P&E assets	10.00%	to	25.00%	10.00%	to	25.00%

Schedule of changes in leases and depreciation rates, after the adoption of IFRS 16, already included in the asset movement tables

	Infrastructure	Switching and transmission equipment	Other	Total
Balance on December 31, 2022	11,082,417	245,216	81,008	11,408,641
Additions	4,442,927	20,134	(61,223)	4,401,838
Subletting (Note 13.c.)	(36,800)	—	—	(36,800)
Depreciation	(3,290,201)	(61,831)	(1,312)	(3,353,344)
Cancellation of contracts	(335,351)	—	(4,867)	(340,218)
Balance on December 31, 2023	11,862,992	203,519	13,606	12,080,117
Additions	4,634,552	139,125	702	4,774,379
Subletting (Note 1.c.3.)	(65,290)	—	—	(65,290)
Depreciation	(3,364,821)	(79,390)	(9,028)	(3,453,239)
Cancellation of contracts	(74,258)	(10,123)	(21)	(84,402)
Other changes	(3,947)	—	—	(3,947)
Balance on December 31, 2024	12,989,228	253,131	5,259	13,247,618

Balance on December 31, 2023
Cost	25,166,150	395,901	133,432	25,695,483
Accumulated depreciation	(13,303,158)	(192,382)	(119,826)	(13,615,366)
Total	11,862,992	203,519	13,606	12,080,117

Balance on December 31, 2024
Cost	29,418,847	520,634	130,315	30,069,796
Accumulated depreciation	(16,429,619)	(267,503)	(125,056)	(16,822,178)
Total	12,989,228	253,131	5,259	13,247,618
13.e.2. Depreciation rates
Below, we present the annual depreciation rates for the years ended December 31, 2024 and 2023.

Description	12.31.2024			12.31.2023
Infrastructure	2.36%	to	92.31%	2.36%	to	92.31%
Switching and transmission equipment and media	10.00%	to	66.67%	10.00%	to	66.67%
Other P&E assets	26.09%	to	40.00%	26.09%	to	40.00%